Fees Summary	Oct. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,342,342,597.20
Previously Paid Amount	0.00
Total Fee Amount	116,783.82
Total Offset Amount	0.00
Net Fee	116,783.82
Narrative - Max Aggregate Offering Price	$ 1,342,342,597.20
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true